Schedule of Investments (unaudited)
July 31, 2025
 ClearBridge Mid Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.9%
Communication Services — 2.1%
Entertainment — 1.2%
Live Nation Entertainment Inc.	136,000	$20,087,200 *
Interactive Media & Services — 0.9%
Pinterest Inc., Class A Shares	400,000	15,440,000 *

Total Communication Services		35,527,200
Consumer Discretionary — 11.4%
Diversified Consumer Services — 1.1%
Service Corp. International	246,000	18,772,260
Hotels, Restaurants & Leisure — 5.3%
DraftKings Inc., Class A Shares	650,000	29,276,000 *
Expedia Group Inc.	145,000	26,131,900
Light & Wonder Inc.	350,000	33,712,000 *
Total Hotels, Restaurants & Leisure		89,119,900
Household Durables — 1.6%
Mohawk Industries Inc.	230,000	26,337,300 *
Specialty Retail — 3.4%
Chewy Inc., Class A Shares	1,125,000	41,287,500 *
Ross Stores Inc.	123,000	16,794,420
Total Specialty Retail		58,081,920

Total Consumer Discretionary		192,311,380
Consumer Staples — 6.7%
Consumer Staples Distribution & Retail — 6.7%
BJ’s Wholesale Club Holdings Inc.	202,000	21,391,800 *
Casey’s General Stores Inc.	95,000	49,412,350
Performance Food Group Co.	425,000	42,670,000 *

Total Consumer Staples		113,474,150
Energy — 5.6%
Energy Equipment & Services — 2.2%
Archrock Inc.	575,000	13,432,000
Baker Hughes Co.	526,000	23,696,300
Total Energy Equipment & Services		37,128,300
Oil, Gas & Consumable Fuels — 3.4%
Diamondback Energy Inc.	75,000	11,149,500
EQT Corp.	875,000	47,031,250
Total Oil, Gas & Consumable Fuels		58,180,750

Total Energy		95,309,050
Financials — 13.9%
Banks — 2.7%
Fifth Third Bancorp	300,000	12,471,000
PNC Financial Services Group Inc.	112,000	21,310,240
UMB Financial Corp.	40,000	4,399,600
US Bancorp	188,000	8,452,480
Total Banks		46,633,320
Capital Markets — 5.8%
Blue Owl Capital Inc.	1,300,000	25,155,000
Coinbase Global Inc., Class A Shares	36,000	13,599,360 *
See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 ClearBridge Mid Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Houlihan Lokey Inc.	120,000	$22,879,200
Raymond James Financial Inc.	215,000	35,932,950
Total Capital Markets		97,566,510
Financial Services — 1.0%
Corpay Inc.	52,000	16,798,600 *
Insurance — 4.4%
Arch Capital Group Ltd.	330,000	28,399,800
Everest Group Ltd.	23,000	7,723,400
Hartford Insurance Group Inc.	304,000	37,814,560
Total Insurance		73,937,760

Total Financials		234,936,190
Health Care — 9.8%
Biotechnology — 2.1%
Alnylam Pharmaceuticals Inc.	32,000	12,551,680 *
Argenx SE, ADR	34,000	22,791,220 *
Total Biotechnology		35,342,900
Health Care Equipment & Supplies — 3.7%
Insulet Corp.	56,000	16,150,400 *
Penumbra Inc.	68,000	17,154,360 *
STERIS PLC	131,000	29,670,190
Total Health Care Equipment & Supplies		62,974,950
Health Care Providers & Services — 1.4%
Tenet Healthcare Corp.	140,000	22,579,200 *
Life Sciences Tools & Services — 2.6%
Bio-Techne Corp.	435,000	23,807,550
ICON PLC	119,000	20,133,610 *
Total Life Sciences Tools & Services		43,941,160

Total Health Care		164,838,210
Industrials — 17.4%
Aerospace & Defense — 1.5%
CAE Inc.	925,000	26,390,250 *
Building Products — 1.7%
Resideo Technologies Inc.	1,050,000	28,665,000 *
Commercial Services & Supplies — 2.9%
Clean Harbors Inc.	207,000	48,812,670 *
Construction & Engineering — 5.0%
API Group Corp.	1,350,000	48,694,500 *
WillScot Holdings Corp.	1,205,000	35,366,750
Total Construction & Engineering		84,061,250
Electrical Equipment — 4.1%
Regal Rexnord Corp.	315,000	48,157,200
Vertiv Holdings Co., Class A Shares	150,000	21,840,000
Total Electrical Equipment		69,997,200
Trading Companies & Distributors — 2.2%
Ferguson Enterprises Inc.	130,000	29,032,900
See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2025 Quarterly Report

 ClearBridge Mid Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — continued
QXO Inc.	400,000	$8,024,000 *
Total Trading Companies & Distributors		37,056,900

Total Industrials		294,983,270
Information Technology — 14.4%
Electronic Equipment, Instruments & Components — 3.0%
Teledyne Technologies Inc.	92,000	50,693,840 *
Semiconductors & Semiconductor Equipment — 2.9%
Microchip Technology Inc.	425,000	28,725,750
Qorvo Inc.	255,000	21,318,000 *
Total Semiconductors & Semiconductor Equipment		50,043,750
Software — 8.5%
AppLovin Corp., Class A Shares	84,000	32,818,800 *
Bentley Systems Inc., Class B Shares	250,000	14,495,000
Dynatrace Inc.	600,000	31,566,000 *
PTC Inc.	125,000	26,851,250 *
Rubrik Inc., Class A Shares	300,000	28,485,000 *
SailPoint Inc.	422,066	9,428,955 *
Total Software		143,645,005

Total Information Technology		244,382,595
Materials — 4.2%
Containers & Packaging — 4.2%
Crown Holdings Inc.	350,000	34,776,000
International Paper Co.	783,000	36,597,420

Total Materials		71,373,420
Real Estate — 6.0%
Health Care REITs — 1.5%
Alexandria Real Estate Equities Inc.	328,000	25,069,040
Real Estate Management & Development — 1.9%
CoStar Group Inc.	294,000	27,985,860 *
Jones Lang LaSalle Inc.	16,000	4,325,760 *
Total Real Estate Management & Development		32,311,620
Retail REITs — 1.4%
NNN REIT Inc.	575,000	23,724,500
Specialized REITs — 1.2%
SBA Communications Corp.	90,000	20,224,800

Total Real Estate		101,329,960
Utilities — 6.4%
Electric Utilities — 2.6%
PPL Corp.	1,230,000	43,898,700
Independent Power and Renewable Electricity Producers — 2.0%
Vistra Corp.	161,000	33,574,940
Multi-Utilities — 1.8%
DTE Energy Co.	220,000	30,450,200

Total Utilities		107,923,840
Total Investments before Short-Term Investments (Cost — $1,096,914,788)		1,656,389,265
See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 ClearBridge Mid Cap Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 2.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.127%	21,416,788	$21,416,788 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.219%	21,416,788	21,416,788 (a)(b)

Total Short-Term Investments (Cost — $42,833,576)			42,833,576
Total Investments — 100.4% (Cost — $1,139,748,364)			1,699,222,841
Liabilities in Excess of Other Assets — (0.4)%			(6,749,977)
Total Net Assets — 100.0%			$1,692,472,864

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2025, the total market value of investments in Affiliated Companies was $21,416,788 and the cost was $21,416,788 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
REIT	—	Real Estate Investment Trust
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Mid Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Mid Cap Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,656,389,265	—	—	$1,656,389,265
Short-Term Investments†	42,833,576	—	—	42,833,576
Total Investments	$1,699,222,841	—	—	$1,699,222,841

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2025. The following transactions were effected in such company for the period ended July 31, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$11,171,852	$120,370,954	120,370,954	$110,126,018	110,126,018

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$479,506	—	$21,416,788

ClearBridge Mid Cap Fund 2025 Quarterly Report